Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets and Liabilities at Fair Value on Recurring Basis

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of June 30, 2013 and December 31, 2012 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,523	$—	$3,523	$—
Government agency securities	68,820	—	68,820	—
Obligations of state and municipal subdivisions	36,032	—	36,032	—
Corporate bonds	2,022	—	2,022	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	535	—	535	—
Liabilities:
Contingent consideration	287	—	—	287
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3,547	$—	$3,547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290

The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value on a recurring basis as of December 31, 2012, 2011 and 2010 by level within the ASC Topic 820 fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Significant Unobservable Inputs (Level 3)
December 31, 2012:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	$3, 547	$—	$3, 547	$—
Government agency securities	70,211	—	70,211	—
Obligations of state and municipal subdivisions	36,814	—	36,814	—
Corporate bonds	2,103	—	2,103	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	680	—	680	—
Liabilities:
Contingent consideration	290	—	—	290
December 31, 2011:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	2,550	—	2,550	—
Government agency securities	65,686	—	65,686	—
Obligations of state and municipal subdivisions	22,325	—	22,325	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	3,430	—	3,430	—
Liabilities:
Contingent consideration	821	—	—	821
December 31, 2010:
Measured on a recurring basis:
Assets:
Investment securities available for sale:
U.S. treasuries	1,030	—	1,030	—
Government agency securities	41,420	—	41,420	—
Obligations of state and municipal subdivisions	5,998	—	5,998	—
Residential mortgage backed securities guaranteed by FNMA, GNMA, FHLMC and SBA	4,163	—	4,163	—
Liabilities:
Contingent consideration	1,256	—	—	1,256

Contingent Consideration Related to Acquisition of Town Center Bank

The following table presents the activity in the contingent consideration for the six months ended June 30, 2013 and 2012:

	Six Months Ended June 30,
	2013	2012
Balance, beginning of period	$290	$821
Settlements	—	—
Change in estimated payments to be made	(3)	4

Balance, end of period	$287	$825

Balance as of December 31, 2009	$—
Contingent consideration recorded in Town Center transaction	1,752
Settlements	(496)

Balance as of December 31, 2010	1,256
Settlements	(415)
Change in estimated payments to be made	(20)

Balance as of December 31, 2011	821
Settlements	(395)
Change in estimated payments to be made	(136)

Balance at December 31, 2012	$290

Assets and Liabilities at Fair Value on Nonrecurring Basis

The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at June 30, 2013 and December 31, 2012, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
June 30, 2013:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$2,208	$—	$—	$2,208	$307
Other real estate	2,524	—	—	2,524	463
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
Other real estate	748	—	—	748	94

The following table presents the assets carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

		Fair Value Measurements at Reporting Date Using
	Assets/ Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Period Ended Total Losses
December 31, 2012:
Measured on a nonrecurring basis:
Assets:
Impaired loans	$5,146	$—	$—	$5,146	$187
December 31, 2011:
Measured on a nonrecurring basis:
Assets:
Impaired loans	8,285	—	—	8,285	1,263
December 31, 2010:
Measured on a nonrecurring basis:
Assets:
Impaired loans	7,261	—	—	7,261	1,290

Quantitative Information about Level Three Measurements

For Level 3 financial and nonfinancial assets and liabilities measured at fair value at June 30, 2013, the significant unobservable inputs used in the fair value measurements are as follows:

Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$2,208	Collateral method	Adjustments for selling costs	8%
Other real estate	2,524	Collateral method	Adjustments for selling costs	8%
Contingent consideration	287	Cash flows to be paid	Expected payments	N/A

For Level 3 financial and nonfinancial assets measured at fair value on a non-recurring basis at December 31, 2012, the significant unobservable inputs used in the fair value measurements are as follows:

Assets	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans	$5,146	Collateral method	Adjustments for selling costs	N/A
Other real estate	2,000	Collateral method	Adjustments for selling costs	N/A
Contingent consideration	290	Cash flows to be paid	Expected payments	N/A

Carrying Amount and Estimated Fair Value of Financial Instruments

The carrying amount, estimated fair value and the level of the fair value hierarchy of the Company’s financial instruments were as follows at June 30, 2013 and December 31, 2012:

	Carrying Amount	Estimated Fair Value	Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2013:
Financial assets:
Cash and cash equivalents	$126,519	$126,519	$126,519	$—	$—
Certificates of deposit held in other banks	3,785	3,785	—	3,785	—
Securities available for sale	110,932	110,932	—	110,932	—
Loans held for sale	8,458	8,458	—	8,458	—
Loans, net	1,499,153	1,518,335	—	1,514,510	3,825
FHLB of Dallas stock and other restricted stock	8,317	8,317	—	8,317	—
Accrued interest receivable	5,093	5,093	—	5,093	—
Financial liabilities:
Deposits	1,485,129	1,487,248	—	1,487,248	—
Accrued interest payable	969	969	—	969	—
FHLB advances	164,529	166,960	—	166,960	—
Other borrowings	16,565	16,958	—	16,958	—
Junior subordinated debentures	18,147	18,112	—	18,112	—
Contingent consideration	287	287	—	—	287
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4,647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

The carrying amount, estimated fair value and the financial hierarchy of the Company’s financial instruments were as follows at December 31, 2012, 2011 and 2010:

			Fair Value Measurements at Reporting Date Using
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012:
Financial assets:
Cash and cash equivalents	$102,290	$102,290	$102,290	$—	$—
Certificates of deposit held in other banks	7,720	7,720	—	7,720	—
Securities available for sale	113,355	113,355	—	113,355	—
Loans held for sale	9,162	9,162	—	9,162	—
Loans, net	1,358,036	1,399,938	—	1,393,377	6,561
FHLB of Dallas stock and other restricted stock	8,165	8,165	—	8,165	—
Accrued interest receivable	4,647	4,647	—	4, 647	—
Financial liabilities:					—
Deposits	1,390,740	1,399,373	—	1,399,373	—
Accrued interest payable	985	985	—	985	—
FHLB advances	164,601	170,239	—	170,239	—
Notes payable	15,729	15,729	—	15,729	—
Other borrowings	20,788	20,970	—	20,970	—
Junior subordinated debentures	18,147	18,114	—	18,114	—
Contingent consideration	290	290	—	—	290
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011:
Financial assets:
Cash and cash equivalents	56,654	56,654	56,654	—	—
Securities available for sale	93,991	93,991	—	93,991	—
Loans held for sale	2,991	2,991	—	2,991
Loans, net	976,620	1,006,080	—	997,751	8,329
FHLB of Dallas stock and other restricted stock	5,147	5,147	—	5,147	—
Accrued interest receivable	4,027	4,027	—	4,027	—
Financial liabilities:
Deposits	1,030,484	1,038,313	—	1,038,313	—
Accrued interest payable	732	732	—	732	—
FHLB advances	82,291	85,103	—	85,103	—
Notes payable	18,692	18,692	—	18,692	—
Other borrowings	17,103	18,649	—	18,649	—
Junior subordinated debentures	14,538	14,527	—	14,527	—
Contingent consideration	821	821	—	—	821
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2010:
Financial assets:
Cash and cash equivalents	$86,346	$86,346	$86,346	$—	$—
Securities available for sale	52,611	52,611	—	52,611	—
Loans held for sale	3,301	3,301	—	3,301	—
Loans, net	848,424	875,140	—	869,388	5,752
FHLB of Dallas stock and other restricted stock	4,017	4,017	—	4,017	—
Accrued interest receivable	3,494	3,494	—	3,494	—
Financial liabilities:
Deposits	927,543	942,288	—	942,288	—
Accrued interest payable	908	908	—	908	—
FHLB advances	55,273	56,322	—	56,322	—
Notes payable	9,000	9,000	—	9,000	—
Other borrowings	11,383	12,666	—	12,666	—
Junior subordinated debentures	14,538	14,487	—	14,487	—
Contingent consideration	1,256	1,256	—	—	1,256
Off-balance sheet assets (liabilities):
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

Other real estate remeasured and reported at fair value

The following table presents other real estate that was remeasured and reported at fair value:

	December 31,
	2012	2011	2010
Carrying value of other real estate prior to remeasurement	$2,282	$21,964	$6,227
Plus gain recognized at foreclosure	—	642	—
Less charge-offs recognized in the allowance for loan losses at initial acquisition	(188)	(713)	(924)
Less subsequent writedowns included in noninterest expense	(94)	(168)	(759)

Adjusted carrying value of remeasured other real estate	$2,000	$21,725	$4,544